UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%
	Australia — 4.4%
25	AGL Energy Ltd. (m)	332
10	ALS Ltd. (m)	71
81	Alumina Ltd. (a) (m)	90
38	Amcor Ltd. (m)	358
91	AMP Ltd. (m)	339
28	APA Group (m)	149
33	Asciano Ltd. (m)	163
6	ASX Ltd. (m)	187
83	Aurizon Holdings Ltd. (m)	358
76	Australia & New Zealand Banking Group Ltd. (m)	2,000
14	Bendigo and Adelaide Bank Ltd. (m)	142
449	BGP Holdings plc (a) (i)	—
88	BHP Billiton Ltd. (m)	2,812
25	Boral Ltd. (m)	106
49	Brambles Ltd. (m)	385
4	Caltex Australia Ltd. (m)	68
71	CFS Retail Property Trust Group (m)	121
20	Coca-Cola Amatil Ltd. (m)	208
2	Cochlear Ltd. (m)	87
44	Commonwealth Bank of Australia (m)	2,888
15	Computershare Ltd. (m)	147
29	Crown Resorts Ltd. (m)	1,111
157	Dexus Property Group (m)	137
24	Echo Entertainment Group Ltd. (m)	49
45	Federation Centres Ltd. (m)	89
2	Flight Centre Travel Group Ltd. (m)	73
61	Fortescue Metals Group Ltd. (m)	282
78	Goodman Group (m)	319
117	GPT Group (m)	371
18	Harvey Norman Holdings Ltd. (m)	47
14	Iluka Resources Ltd. (m)	108
132	Incitec Pivot Ltd. (m)	330
64	Insurance Australia Group Ltd. (m)	308
5	Leighton Holdings Ltd. (m)	72
10	Macquarie Group Ltd. (m)	458
120	Mirvac Group (m)	175
57	National Australia Bank Ltd. (m)	1,655
18	Newcrest Mining Ltd. (m)	152
13	Orica Ltd. (m)	273
34	Origin Energy Ltd. (m)	414
36	Orora Ltd. (a) (m)	41
37	QBE Insurance Group Ltd. (m)	370
4	Ramsay Health Care Ltd. (m)	169
9	Recall Holdings Ltd. (a) (m)	36
14	Rio Tinto Ltd. (m)	778
30	Santos Ltd. (m)	345
13	Sonic Healthcare Ltd. (m)	184
48	SP AusNet (m)	52
101	Stockland (m)	322
40	Suncorp Group Ltd. (m)	429
16	Sydney Airport (m)	56
24	Tabcorp Holdings Ltd. (m)	73
87	Telstra Corp., Ltd. (m)	390
23	Toll Holdings Ltd. (m)	113
20	Treasury Wine Estates Ltd. (m)	64
28	Wesfarmers Ltd. (m)	1,020
67	Westfield Group (m)	603
77	Westpac Banking Corp. (m)	2,067
16	Whitehaven Coal Ltd. (a) (m)	25
21	Woodside Petroleum Ltd. (m)	676
31	Woolworths Ltd. (m)	927
7	WorleyParsons Ltd. (m)	102

		26,276

	Austria — 1.4%
18	Andritz AG (m)	1,013
50	Erste Group Bank AG (m)	1,810
193	IMMOFINANZ AG (a) (m)	911
37	OMV AG (m)	1,613
13	Raiffeisen Bank International AG (m)	505
63	Telekom Austria AG (m)	546
15	Verbund AG (m)	321
10	Vienna Insurance Group AG Wiener Versicherung Gruppe (m)	476
28	Voestalpine AG (m)	1,245

		8,440

	Belgium — 2.2%
62	Anheuser-Busch InBev N.V. (m)	5,938
5	Belgacom S.A. (m)	129
2	Colruyt S.A. (m)	123
3	Delhaize Group S.A. (m)	195
6	Groupe Bruxelles Lambert S.A. (m)	549
12	KBC Groep N.V. (m)	721
16	Solvay S.A. (m)	2,247
41	UCB S.A. (m)	2,879
3	Umicore S.A. (m)	147

		12,928

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Bermuda — 0.1%
14		Seadrill Ltd. (m)	513

		Brazil — 0.2%
36		AMBEV S.A. (m)	243
12		BM&FBovespa S.A. (m)	48
7		BRF S.A. (m)	127
2		Natura Cosmeticos S.A. (m)	35
40		Petroleo Brasileiro S.A. (m)	226
28		Vale S.A. (m)	377

			1,056

		Chile — 0.4%
4,887		Banco Santander Chile (m)	245
9		CAP S.A. (m)	130
78		Cencosud S.A. (m)	221
211		Empresa Nacional de Electricidad S.A. (m)	271
80		Empresas CMPC S.A. (m)	168
34		Empresas COPEC S.A. (m)	393
605		Enersis S.A. (m)	159
21		Enersis S.A., ADR (m)	280
10		ENTEL Chile S.A. (m)	124
13		Latam Airlines Group S.A. (m)	188
46		S.A.C.I. Falabella (m)	355

			2,534

		China — 0.7%
635		Bank of China Ltd., Class H (m)	268
112		BYD Co., Ltd., Class H (a) (m)	531
372		China Construction Bank Corp., Class H (m)	258
94		China Life Insurance Co., Ltd., Class H (m)	256
136		CNOOC Ltd. (m)	211
516		Datang International Power Generation Co., Ltd., Class H (m)	205
210		Huaneng Power International, Inc., Class H (m)	197
526		Industrial & Commercial Bank of China Ltd., Class H (m)	324
16		MGM China Holdings Ltd. (m)	61
225		PetroChina Co., Ltd., Class H (m)	217
25		Ping An Insurance Group Co. of China Ltd., Class H (m)	198
11		Tencent Holdings Ltd. (m)	778
96		Tingyi Cayman Islands Holding Corp. (m)	248
24		Wynn Macau Ltd. (m)	100
54		Yangzijiang Shipbuilding Holdings Ltd. (m)	49
177		Yanzhou Coal Mining Co., Ltd., Class H (m)	133
283		Zhejiang Expressway Co., Ltd., Class H (m)	253

			4,287

		Denmark — 1.1%
—	(h)	AP Moeller - Maersk A/S, Class A (m)	246
—	(h)	AP Moeller - Maersk A/S, Class B (m)	704
5		Carlsberg A/S, Class B (m)	480
30		Danske Bank A/S (a) (m)	669
8		DSV A/S (m)	242
85		Novo Nordisk A/S, Class B (m)	3,352
11		Novozymes A/S, Class B (m)	496
52		TDC A/S (m)	493

			6,682

		Finland — 1.4%
24		Fortum OYJ (m)	523
3		Kesko OYJ, Class B (m)	99
16		Kone OYJ, Class B (m)	634
7		Metso OYJ (m)	233
5		Neste Oil OYJ (m)	92
210		Nokia OYJ (a) (m)	1,455
6		Nokian Renkaat OYJ (m)	264
6		Pohjola Bank plc, Class A (m)	127
23		Sampo, Class A (m)	1,061
34		Stora Enso OYJ, Class R (m)	321
98		UPM-Kymmene OYJ (m)	1,501
7		Valmet Corp. (a) (m)	63
35		Wartsila OYJ Abp (m)	1,883

			8,256

		France — 8.7%
7		Accor S.A. (m)	342
15		Air Liquide S.A. (m)	1,892
55		Airbus Group N.V. (m)	3,900
10		Alstom S.A. (m)	296
3		Arkema S.A. (m)	345
84		AXA S.A. (m)	2,192
51		BNP Paribas S.A. (m)	3,911
10		Bouygues S.A. (m)	375
7		Cap Gemini S.A. (m)	505
28		Carrefour S.A. (m)	954
3		Casino Guichard Perrachon S.A. (m)	285
2		Christian Dior S.A. (m)	453
19		Cie de St-Gobain (m)	1,011

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		France — Continued
8		Cie Generale des Etablissements Michelin (m)	798
48		Credit Agricole S.A. (a) (m)	650
6		Danone (m)	367
9		Edenred (m)	252
12		Electricite de France (m)	403
1		Essilor International S.A. (m)	146
1		Fonciere Des Regions (m)	97
60		GDF Suez (m)	1,318
1		Gecina S.A. (m)	111
21		Groupe Eurotunnel S.A. (m)	227
—	(h)	Groupe Fnac (a) (m)	11
1		ICADE (m)	84
1		Iliad S.A. (m)	206
1		Imerys S.A. (m)	111
3		Kering (m)	647
9		Lafarge S.A. (m)	652
5		Lagardere S.C.A (m)	183
11		Legrand S.A. (m)	603
2		L’Oreal S.A. (m)	368
7		LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,284
85		Orange S.A. (m)	1,051
1		Pernod-Ricard S.A. (m)	155
9		Peugeot S.A. (a) (m)	136
9		Publicis Groupe S.A. (m)	753
27		Renault S.A. (m)	2,349
4		Rexel S.A. (m)	115
11		Safran S.A. (m)	780
52		Sanofi (m)	5,097
20		Schneider Electric S.A. (m)	1,600
57		SCOR SE (m)	1,857
1		Societe BIC S.A. (m)	138
33		Societe Generale S.A. (m)	1,881
5		Sodexo (m)	476
12		Suez Environnement Co. (m)	207
5		Technip S.A. (m)	418
102		Total S.A. (m)	5,806
5		Unibail-Rodamco SE (m)	1,322
5		Vallourec S.A. (m)	259
22		Vinci S.A. (m)	1,430
10		Vivendi S.A. (m)	269
1		Wendel S.A. (m)	173
1		Zodiac Aerospace (m)	236

			51,487

		Germany — 12.3%
14		Adidas AG (m)	1,596
39		Allianz SE (m)	6,518
2		Axel Springer SE (m)	148
63		BASF SE (m)	6,755
67		Bayer AG (m)	8,756
22		Bayerische Motoren Werke AG (m)	2,436
2		Beiersdorf AG (m)	237
4		Brenntag AG (m)	606
50		Commerzbank AG (a) (m)	842
21		Continental AG (m)	4,428
36		Daimler AG (m)	3,002
60		Deutsche Bank AG (m)	2,908
14		Deutsche Boerse AG (m)	1,058
18		Deutsche Lufthansa AG (a) (m)	426
25		Deutsche Post AG (m)	873
203		Deutsche Telekom AG (m)	3,290
121		E.ON SE (m)	2,188
6		Fresenius Medical Care AG & Co. KGaA (m)	405
3		Fresenius SE & Co. KGaA (m)	518
12		GEA Group AG (m)	550
2		Hannover Rueck SE (m)	120
9		HeidelbergCement AG (m)	659
8		Henkel AG & Co. KGaA (m)	797
2		Hochtief AG (m)	142
1		Hugo Boss AG (m)	175
72		Infineon Technologies AG (m)	736
12		K+S AG (m)	351
2		Lanxess AG (m)	130
11		Linde AG (m)	2,051
4		Merck KGaA (m)	639
10		Metro AG (m)	396
12		Muenchener Rueckversicherungs AG (m)	2,525
4		Osram Licht AG (a) (m)	224
34		RWE AG (m)	1,245
2		Salzgitter AG (m)	102
91		SAP AG (m)	6,979
56		Siemens AG (m)	7,116
5		Suedzucker AG (m)	127
26		ThyssenKrupp AG (a) (m)	679
6		United Internet AG (m)	261

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Germany — Continued
2	Volkswagen AG (m)	430

		73,424

	Greece — 0.5%
220	OPAP S.A. (m)	2,842

	Hong Kong — 1.1%
154	AIA Group Ltd. (m)	710
3	ASM Pacific Technology Ltd. (m)	26
125	Belle International Holdings Ltd. (m)	135
56	BOC Hong Kong Holdings Ltd. (m)	171
14	Cathay Pacific Airways Ltd. (m)	29
42	Cheung Kong Holdings Ltd. (m)	625
20	Cheung Kong Infrastructure Holdings Ltd. (m)	117
47	China Mobile Ltd. (m)	448
17	CLP Holdings Ltd. (m)	127
32	First Pacific Co., Ltd. (m)	32
65	Galaxy Entertainment Group Ltd. (a) (m)	635
35	Hang Lung Properties Ltd. (m)	97
35	Hang Seng Bank Ltd. (m)	547
15	Henderson Land Development Co., Ltd. (m)	83
36	HKT Trust and HKT Ltd. (m)	34
21	Hong Kong Exchanges and Clearing Ltd. (m)	323
8	Hopewell Holdings Ltd. (m)	27
31	Hutchison Whampoa Ltd. (m)	387
9	Hysan Development Co., Ltd. (m)	36
5	Kerry Logistics Network Ltd. (a) (m)	9
11	Kerry Properties Ltd. (m)	34
94	Li & Fung Ltd. (m)	131
37	Link REIT (The) (m)	167
20	MTR Corp., Ltd. (m)	71
92	Noble Group Ltd. (m)	69
23	NWS Holdings Ltd. (m)	33
3	Orient Overseas International Ltd. (m)	11
54	PCCW Ltd. (m)	25
22	Power Assets Holdings Ltd. (m)	165
40	Sands China Ltd. (m)	304
20	Shangri-La Asia Ltd. (m)	33
237	Sino Land Co., Ltd. (m)	315
26	SJM Holdings Ltd. (m)	81
10	Swire Pacific Ltd., Class A (m)	112
51	Wharf Holdings Ltd. (m)	349
3	Wing Hang Bank Ltd. (m)	36
10	Yue Yuen Industrial Holdings Ltd. (m)	31

		6,565

	Hungary — 0.7%
166	Magyar Telekom Telecommunications plc (m)	223
18	MOL Hungarian Oil and Gas plc (m)	1,121
98	OTP Bank plc (m)	1,796
61	Richter Gedeon Nyrt. (m)	1,240

		4,380

	India — 0.5%
18	Bharat Heavy Electricals Ltd. (m)	49
22	Housing Development Finance Corp. (m)	278
6	ICICI Bank Ltd., ADR (m)	197
19	IDFC Ltd. (m)	28
6	Infosys Ltd. (m)	380
141	ITC Ltd., Reg. S, GDR (m)	734
68	Jaiprakash Associates Ltd. (m)	44
5	Larsen & Toubro Ltd., Reg. S, GDR (m)	78
8	Mahindra & Mahindra Ltd. (m)	110
30	NTPC Ltd. (m)	61
23	Oil & Natural Gas Corp., Ltd. (m)	103
9	Ranbaxy Laboratories Ltd., Reg. S, GDR (a) (m)	43
19	Reliance Industries Ltd. (m)	253
6	Reliance Industries Ltd., GDR (e) (m)	155
41	Sesa Sterlite Ltd. (m)	122
21	Sun Pharmaceutical Industries Ltd. (m)	195
25	Tata Motors Ltd. (m)	139
48	Tata Power Co., Ltd. (m)	56
48	UPL Ltd. (m)	144

		3,169

	Ireland — 0.7%
83	CRH plc (m)	2,129
10	Kerry Group plc, Class A (m)	695
2	Perrigo Co. plc (m)	258
3	Perrigo Co. plc (m)	488
1	Prothena Corp. plc (a) (m)	38
10	Shire plc (m)	486

		4,094

	Israel — 0.7%
66	Bank Hapoalim BM (m)	344
63	Bank Leumi Le-Israel BM (a) (m)	241
97	Bezeq Israeli Telecommunication Corp., Ltd. (m)	147

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Israel — Continued
—	(h)	Delek Group Ltd. (m)	82
23		Israel Chemicals Ltd. (m)	184
—	(h)	Israel Corp., Ltd. (The) (a) (m)	59
—	(h)	Koor Industries Ltd. (a) (m)	—	(h)
2		Mellanox Technologies Ltd. (a) (m)	68
6		Mizrahi Tefahot Bank Ltd. (m)	77
3		NICE Systems Ltd. (m)	119
42		Teva Pharmaceutical Industries Ltd. (m)	1,882
17		Teva Pharmaceutical Industries Ltd., ADR (m)	758

			3,961

		Italy — 7.4%
161		Assicurazioni Generali S.p.A. (m)	3,468
40		Atlantia S.p.A. (m)	900
902		Banca Monte dei Paschi di Siena S.p.A. (a) (m)	204
266		Banco Popolare SC (a) (m)	455
280		Enel Green Power S.p.A. (m)	706
1,069		Enel S.p.A. (m)	4,867
455		Eni S.p.A. (m)	10,333
12		Exor S.p.A. (m)	457
142		Fiat S.p.A. (a) (m)	1,410
71		Finmeccanica S.p.A. (a) (m)	626
1,919		Intesa Sanpaolo S.p.A. (m)	5,090
20		Luxottica Group S.p.A. (m)	1,072
1		Mediaset S.p.A. (a) (m)	7
75		Mediobanca S.p.A. (a) (m)	689
38		Pirelli & C. S.p.A. (m)	611
31		Prysmian S.p.A. (m)	756
43		Saipem S.p.A. (m)	1,016
274		Snam S.p.A. (m)	1,501
2,452		Telecom Italia S.p.A. (m)	2,723
215		Terna Rete Elettrica Nazionale S.p.A. (m)	1,044
660		UniCredit S.p.A. (m)	4,937
141		Unione di Banche Italiane ScpA (m)	1,022

			43,894

		Japan — 20.2%
40		77 Bank Ltd. (The) (m)	183
1		ABC-Mart, Inc. (m)	52
20		Acom Co., Ltd. (a) (m)	59
3		AEON Financial Service Co., Ltd. (m)	70
4		Aeon Mall Co., Ltd. (m)	115
7		Air Water, Inc. (m)	103
9		Aisin Seiki Co., Ltd. (m)	320
30		Ajinomoto Co., Inc. (m)	423
2		Alfresa Holdings Corp. (m)	119
17		Amada Co., Ltd. (m)	139
55		ANA Holdings, Inc. (m)	117
28		Aozora Bank Ltd. (m)	80
33		Asahi Glass Co., Ltd. (m)	189
18		Asahi Group Holdings Ltd. (m)	477
169		Asahi Kasei Corp. (m)	1,282
29		Astellas Pharma, Inc. (m)	1,773
15		Bank of Kyoto Ltd. (The) (m)	119
41		Bank of Yokohama Ltd. (The) (m)	206
3		Benesse Holdings, Inc. (m)	113
34		Bridgestone Corp. (m)	1,205
11		Brother Industries Ltd. (m)	143
3		Calbee, Inc. (m)	74
57		Canon, Inc. (m)	1,665
12		Casio Computer Co., Ltd. (m)	125
14		Central Japan Railway Co. (m)	1,479
50		Chiba Bank Ltd. (The) (m)	316
8		Chiyoda Corp. (m)	123
29		Chubu Electric Power Co., Inc. (m)	348
13		Chugai Pharmaceutical Co., Ltd. (m)	302
9		Chugoku Bank Ltd. (The) (m)	111
15		Chugoku Electric Power Co., Inc. (The) (m)	189
17		Coca-Cola West Co., Ltd. (m)	341
30		Cosmo Oil Co., Ltd. (a) (m)	56
8		Credit Saison Co., Ltd. (m)	191
37		Dai Nippon Printing Co., Ltd. (m)	369
13		Daicel Corp. (m)	107
14		Daido Steel Co., Ltd. (m)	70
10		Daihatsu Motor Co., Ltd. (m)	156
49		Dai-ichi Life Insurance Co., Ltd. (The) (m)	734
10		Daiichi Sankyo Co., Ltd. (m)	165
14		Daikin Industries Ltd. (m)	785
7		Dainippon Sumitomo Pharma Co., Ltd. (m)	119
23		Daiwa House Industry Co., Ltd. (m)	442
92		Daiwa Securities Group, Inc. (m)	857
5		Dena Co., Ltd. (m)	100
21		Denki Kagaku Kogyo KK (m)	82
25		Denso Corp. (m)	1,295
12		Dentsu, Inc. (m)	482
49		DMG Mori Seiki Co., Ltd. (m)	854
3		Don Quijote Holdings Co Ltd. (m)	153

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
18		East Japan Railway Co. (m)	1,300
24		Electric Power Development Co., Ltd. (m)	723
7		FANUC Corp. (m)	1,126
3		Fast Retailing Co., Ltd. (m)	1,101
28		Fuji Electric Co., Ltd. (m)	121
33		Fuji Heavy Industries Ltd. (m)	905
21		FUJIFILM Holdings Corp. (m)	612
101		Fujitsu Ltd. (a) (m)	566
38		Fukuoka Financial Group, Inc. (m)	157
30		Furukawa Electric Co., Ltd. (m)	74
5		Gree, Inc. (m)	45
18		Gunma Bank Ltd. (The) (m)	93
21		Hachijuni Bank Ltd. (The) (m)	116
3		Hamamatsu Photonics KK (m)	138
47		Hankyu Hanshin Holdings, Inc. (m)	238
22		Hisamitsu Pharmaceutical Co., Inc. (m)	990
6		Hitachi Chemical Co., Ltd. (m)	79
3		Hitachi High-Technologies Corp. (m)	71
293		Hitachi Ltd. (m)	2,234
9		Hokkaido Electric Power Co., Inc. (a) (m)	89
9		Hokuriku Electric Power Co. (m)	106
81		Honda Motor Co., Ltd. (m)	3,029
20		Hoya Corp. (m)	544
11		Hulic Co., Ltd. (m)	144
5		Ibiden Co., Ltd. (m)	99
7		Idemitsu Kosan Co., Ltd. (m)	151
85		IHI Corp. (m)	385
71		Inpex Corp. (m)	845
21		Isetan Mitsukoshi Holdings Ltd. (m)	260
18		ITOCHU Corp. (m)	220
1		Itochu Techno-Solutions Corp. (m)	47
13		Iyo Bank Ltd. (The) (m)	122
23		J. Front Retailing Co., Ltd. (m)	154
3		Japan Airlines Co., Ltd. (m)	150
1		Japan Petroleum Exploration Co. (m)	44
—	(h)	Japan Retail Fund Investment Corp. (m)	193
16		Japan Steel Works Ltd. (The) (m)	79
52		Japan Tobacco, Inc. (m)	1,608
33		JFE Holdings, Inc. (m)	678
9		JSR Corp. (m)	154
10		JTEKT Corp. (m)	154
117		JX Holdings, Inc. (m)	565
41		Kajima Corp. (m)	150
10		Kamigumi Co., Ltd. (m)	94
30		Kansai Electric Power Co., Inc. (The) (a) (m)	319
11		Kansai Paint Co., Ltd. (m)	149
9		Kao Corp. (m)	288
95		Kawasaki Heavy Industries Ltd. (m)	412
27		KDDI Corp. (m)	1,498
23		Keikyu Corp. (m)	183
27		Keio Corp. (m)	173
14		Keisei Electric Railway Co., Ltd. (m)	124
8		Kikkoman Corp. (m)	139
6		Kinden Corp. (m)	60
69		Kintetsu Corp. (m)	236
49		Kirin Holdings Co., Ltd. (m)	663
5		Koito Manufacturing Co., Ltd. (m)	102
48		Komatsu Ltd. (m)	1,021
23		Konica Minolta, Inc. (m)	243
2		Kubota Corp. (m)	34
5		Kurita Water Industries Ltd. (m)	115
7		Kyocera Corp. (m)	292
53		Kyowa Hakko Kirin Co., Ltd. (m)	533
27		Kyushu Electric Power Co., Inc. (a) (m)	314
18		LIXIL Group Corp. (m)	451
—	(h)	M3, Inc. (m)	97
1		Mabuchi Motor Co., Ltd. (m)	63
7		Makita Corp. (m)	378
97		Marubeni Corp. (m)	676
59		Marui Group Co., Ltd. (m)	555
3		Maruichi Steel Tube Ltd. (m)	65
140		Mazda Motor Corp. (a) (m)	671
3		McDonald’s Holdings Co., Japan Ltd. (m)	81
7		Medipal Holdings Corp. (m)	98
3		Miraca Holdings, Inc. (m)	123
57		Mitsubishi Chemical Holdings Corp. (m)	242
72		Mitsubishi Corp. (m)	1,321
98		Mitsubishi Electric Corp. (m)	1,103
66		Mitsubishi Estate Co., Ltd. (m)	1,629
20		Mitsubishi Gas Chemical Co., Inc. (m)	139
159		Mitsubishi Heavy Industries Ltd. (m)	1,029
6		Mitsubishi Logistics Corp. (m)	80
51		Mitsubishi Materials Corp. (m)	172
632		Mitsubishi UFJ Financial Group, Inc. (m)	3,799
29		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	149
89		Mitsui & Co., Ltd. (m)	1,192

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
62		Mitsui Fudosan Co., Ltd. (m)	1,949
51		Mitsui OSK Lines Ltd. (m)	209
836		Mizuho Financial Group, Inc. (m)	1,772
29		MS&AD Insurance Group Holdings (m)	677
11		Murata Manufacturing Co., Ltd. (m)	1,003
5		Nabtesco Corp. (m)	117
9		Namco Bandai Holdings, Inc. (m)	200
86		NEC Corp. (m)	248
6		Nexon Co., Ltd. (m)	48
8		NGK Spark Plug Co., Ltd. (m)	195
8		NHK Spring Co., Ltd. (m)	77
5		Nidec Corp. (m)	540
11		Nikon Corp. (m)	193
—	(h)	Nippon Building Fund, Inc. (m)	273
39		Nippon Express Co., Ltd. (m)	182
8		Nippon Meat Packers, Inc. (m)	141
535		Nippon Steel & Sumitomo Metal Corp. (m)	1,623
23		Nippon Telegraph & Telephone Corp. (m)	1,215
108		Nippon Yusen KK (m)	334
32		Nishi-Nippon City Bank Ltd. (The) (m)	81
126		Nissan Motor Co., Ltd. (m)	1,082
2		Nitori Holdings Co., Ltd. (m)	164
17		NKSJ Holdings, Inc. (m)	450
5		NOK Corp. (m)	86
184		Nomura Holdings, Inc. (m)	1,279
5		Nomura Real Estate Holdings, Inc. (m)	99
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	62
5		Nomura Research Institute Ltd. (m)	168
8		NTT Data Corp. (m)	271
77		NTT DOCOMO, Inc. (m)	1,238
6		NTT Urban Development Corp. (m)	54
32		Obayashi Corp. (m)	191
37		OJI Paper Co., Ltd. (m)	175
14		Olympus Corp. (a) (m)	413
15		Omron Corp. (m)	605
2		Oracle Corp. Japan (m)	77
56		ORIX Corp. (m)	855
88		Osaka Gas Co., Ltd. (m)	356
1		Otsuka Corp. (m)	95
38		Otsuka Holdings Co., Ltd. (m)	1,160
91		Panasonic Corp. (m)	1,031
97		Resona Holdings, Inc. (m)	510
24		Ricoh Co., Ltd. (m)	253
2		Rinnai Corp. (m)	117
8		Sanrio Co., Ltd. (m)	287
4		Santen Pharmaceutical Co., Ltd. (m)	155
12		SBI Holdings, Inc. (m)	160
12		Secom Co., Ltd. (m)	684
40		Sega Sammy Holdings, Inc. (m)	958
38		Seven & I Holdings Co., Ltd. (m)	1,510
26		Seven Bank Ltd. (m)	101
8		Shikoku Electric Power Co., Inc. (a) (m)	118
12		Shimadzu Corp. (m)	107
1		Shimamura Co., Ltd. (m)	97
6		Shimano, Inc. (m)	508
27		Shimizu Corp. (m)	143
12		Shin-Etsu Chemical Co., Ltd. (m)	687
74		Shinsei Bank Ltd. (m)	150
10		Shionogi & Co., Ltd. (m)	197
23		Shiseido Co., Ltd. (m)	366
69		Showa Denko KK (m)	94
9		Showa Shell Sekiyu KK (m)	83
3		SMC Corp. (m)	801
44		SoftBank Corp. (m)	3,192
55		Sojitz Corp. (m)	95
25		Sony Corp. (m)	395
9		Sony Financial Holdings, Inc. (m)	138
7		Stanley Electric Co., Ltd. (m)	153
6		Sumco Corp. (m)	47
96		Sumitomo Corp. (m)	1,201
43		Sumitomo Electric Industries Ltd. (m)	669
27		Sumitomo Heavy Industries Ltd. (m)	124
24		Sumitomo Metal Mining Co., Ltd. (m)	312
67		Sumitomo Mitsui Financial Group, Inc. (m)	3,085
169		Sumitomo Mitsui Trust Holdings, Inc. (m)	802
21		Sumitomo Realty & Development Co., Ltd. (m)	940
8		Sumitomo Rubber Industries Ltd. (m)	110
25		Suzuken Co., Ltd. (m)	847
29		Suzuki Motor Corp. (m)	741
4		Sysmex Corp. (m)	193
26		T&D Holdings, Inc. (m)	320
54		Taiheiyo Cement Corp. (m)	200
2		Taisho Pharmaceutical Holdings Co., Ltd. (m)	128
11		Taiyo Nippon Sanso Corp. (m)	76
12		Takashimaya Co., Ltd. (m)	112
40		Takeda Pharmaceutical Co., Ltd. (m)	1,863

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Japan — Continued
7	Terumo Corp. (m)	333
6	THK Co., Ltd. (m)	126
67	Tobu Railway Co., Ltd. (m)	312
5	Toho Co., Ltd. (m)	104
20	Toho Gas Co., Ltd. (m)	92
30	Tohoku Electric Power Co., Inc. (a) (m)	319
21	Tokio Marine Holdings, Inc. (m)	601
8	Tokyo Electron Ltd. (m)	403
204	Tokyo Gas Co., Ltd. (m)	1,011
14	TonenGeneral Sekiyu KK (m)	122
27	Toppan Printing Co., Ltd. (m)	199
211	Toshiba Corp. (m)	876
7	Toyo Suisan Kaisha Ltd. (m)	221
3	Toyoda Gosei Co., Ltd. (m)	64
3	Toyota Boshoku Corp. (m)	34
11	Toyota Industries Corp. (m)	484
120	Toyota Motor Corp. (m)	6,838
14	Toyota Tsusho Corp. (m)	338
3	Tsumura & Co. (m)	72
4	Unicharm Corp. (m)	229
6	Ushio, Inc. (m)	65
11	USS Co., Ltd. (m)	148
7	West Japan Railway Co. (m)	279
44	Yamada Denki Co., Ltd. (m)	149
9	Yamaguchi Financial Group, Inc. (m)	82
8	Yamaha Corp. (m)	113
13	Yamaha Motor Co., Ltd. (m)	176
17	Yamato Holdings Co., Ltd. (m)	361
2	Yamato Kogyo Co., Ltd. (m)	56
11	Yaskawa Electric Corp. (m)	150
10	Yokogawa Electric Corp. (m)	151

		120,466

	Luxembourg — 0.4%
45	ArcelorMittal (m)	751
1	Millicom International Cellular S.A., SDR, (m)	129
2	SES S.A. (m)	65
77	Tenaris S.A. (m)	1,724

		2,669

	Mexico — 0.7%
92	Alfa S.A.B. de C.V., Class A (m)	258
1,055	America Movil S.A.B. de C.V., Series L (m)	1,127
275	Cemex S.A.B. de C.V. (a) (m)	339
65	Fomento Economico Mexicano S.A.B. de C.V. (m)	593
74	Grupo Bimbo S.A.B. de C.V., Series A (m)	197
12	Grupo Carso S.A.B. de C.V., Series A1 (m)	65
132	Grupo Mexico S.A.B. de C.V., Series B (m)	429
82	Grupo Televisa S.A.B. (m)	478
71	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	182
12	Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	19
159	Wal-Mart de Mexico S.A.B. de C.V., Series V (m)	381

		4,068

	Netherlands — 3.6%
96	Aegon N.V. (m)	838
12	Akzo Nobel N.V. (m)	842
16	ASML Holding N.V. (m)	1,393
7	Delta Lloyd N.V. (m)	192
3	Fugro N.V., CVA (m)	172
3	Heineken N.V. (m)	179
228	ING Groep N.V., CVA (a) (m)	3,009
48	Koninklijke Ahold N.V. (m)	794
3	Koninklijke Boskalis Westminster N.V. (m)	152
2	Koninklijke DSM N.V. (m)	142
174	Koninklijke KPN N.V. (a) (m)	652
58	Koninklijke Philips N.V. (m)	2,015
1	Koninklijke Vopak N.V. (m)	50
18	QIAGEN N.V. (a) (m)	393
2	Randstad Holding N.V. (m)	108
9	Reed Elsevier N.V. (m)	180
107	Royal Dutch Shell plc, Class A (m)	3,719
52	Royal Dutch Shell plc, Class B (m)	1,919
16	TNT Express N.V. (m)	145
91	Unilever N.V., CVA (m)	3,413
18	Wolters Kluwer N.V. (m)	499
7	Ziggo N.V. (m)	315

		21,121

	New Zealand — 0.5%
217	Auckland International Airport Ltd. (m)	641
85	Contact Energy Ltd. (m)	354
142	Fletcher Building Ltd. (m)	1,040
403	Telecom Corp. of New Zealand Ltd. (m)	763

		2,798

	Norway — 1.3%
12	Aker Solutions ASA (m)	180

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Norway — Continued
81	DNB ASA (m)	1,372
18	Gjensidige Forsikring ASA (m)	347
33	Norsk Hydro ASA (m)	151
63	Orkla ASA (m)	489
68	Statoil ASA (m)	1,611
147	Telenor ASA (m)	3,068
14	Yara International ASA (m)	593

		7,811

	Philippines — 0.7%
32	Ayala Corp. (m)	368
859	Ayala Land, Inc. (m)	495
164	Bank of the Philippine Islands (m)	321
140	BDO Unibank, Inc. (m)	243
7	Globe Telecom, Inc. (m)	256
143	Jollibee Foods Corp. (m)	480
63	Manila Electric Co. (m)	360
8	Philippine Long Distance Telephone Co. (m)	470
39	SM Investments Corp. (m)	596
1,267	SM Prime Holdings, Inc. (m)	432

		4,021

	Portugal — 1.1%
419	Banco Espirito Santo S.A. (a) (m)	635
865	EDP - Energias de Portugal S.A. (m)	3,246
86	Galp Energia SGPS S.A., Class B (m)	1,335
50	Jeronimo Martins SGPS S.A. (m)	849
142	Portugal Telecom SGPS S.A. (m)	624

		6,689

	Singapore — 0.7%
138	CapitaMalls Asia Ltd. (m)	190
12	City Developments Ltd. (m)	82
46	ComfortDelgro Corp., Ltd. (m)	70
46	DBS Group Holdings Ltd. (m)	593
71	Genting Singapore plc (m)	76
54	Global Logistic Properties Ltd. (m)	118
173	Golden Agri-Resources Ltd. (m)	70
125	Hutchison Port Holdings Trust, Class U (m)	83
3	Jardine Cycle & Carriage Ltd. (m)	85
29	Keppel Corp., Ltd. (m)	239
18	Keppel Land Ltd. (m)	45
43	Olam International Ltd. (m)	50
64	Oversea-Chinese Banking Corp., Ltd. (m)	468
23	Sembcorp Industries Ltd. (m)	94
22	Sembcorp Marine Ltd. (m)	70
18	Singapore Airlines Ltd. (m)	136
24	Singapore Exchange Ltd. (m)	129
43	Singapore Press Holdings Ltd. (m)	135
40	Singapore Technologies Engineering Ltd. (m)	119
198	Singapore Telecommunications Ltd. (m)	545
15	StarHub Ltd. (m)	50
34	United Overseas Bank Ltd. (m)	528
11	UOL Group Ltd. (m)	49
54	Wilmar International Ltd. (m)	132

		4,156

	South Africa — 0.7%
1	Anglo American Platinum Ltd. (a) (m)	28
4	AngloGold Ashanti Ltd. (m)	62
7	Barclays Africa Group Ltd. (m)	81
8	Bidvest Group Ltd. (m)	176
83	FirstRand Ltd. (m)	232
16	Gold Fields Ltd. (m)	54
15	Impala Platinum Holdings Ltd. (m)	157
39	MTN Group Ltd. (m)	700
10	Naspers Ltd., Class N (m)	1,033
37	PPC Ltd. (m)	99
50	Sanlam Ltd. (m)	216
14	Sasol Ltd. (m)	670
11	Shoprite Holdings Ltd. (m)	144
13	Sibanye Gold Ltd. (m)	19
23	Standard Bank Group Ltd. (m)	244
37	Steinhoff International Holdings Ltd. (m)	152
6	Tiger Brands Ltd. (m)	137

		4,204

	South Korea — 0.8%
2	Daelim Industrial Co., Ltd. (m)	185
8	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (m)	244
1	E-Mart Co., Ltd. (m)	157
1	Hyundai Mobis (m)	318
1	Hyundai Motor Co. (m)	283
4	KB Financial Group, Inc. (a) (m)	154
2	LG Chem Ltd. (m)	380
4	LG Electronics, Inc. (m)	230
1	POSCO (m)	259
1	Samsung Electronics Co., Ltd. (m)	1,185
2	Samsung Fire & Marine Insurance Co., Ltd. (m)	445

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		South Korea — Continued
6		Shinhan Financial Group Co., Ltd. (m)	256
—	(h)	Shinsegae Co., Ltd. (m)	33
8		SK Hynix, Inc. (a) (m)	293
1		SK Innovation Co., Ltd. (m)	95
1		SK Telecom Co., Ltd. (m)	180

			4,697

		Spain — 6.0%
19		Abertis Infraestructuras S.A. (m)	429
1		Acciona S.A. (m)	72
14		ACS Actividades de Construccion y Servicios S.A. (m)	481
24		Amadeus IT Holding S.A., Class A (m)	966
483		Banco Bilbao Vizcaya Argentaria S.A. (m)	5,756
178		Banco de Sabadell S.A. (m)	525
54		Banco Popular Espanol S.A. (m)	371
1,011		Banco Santander S.A. (a) (m)	8,702
229		Distribuidora Internacional de Alimentacion S.A. (m)	1,882
8		Enagas S.A. (m)	212
35		Ferrovial S.A. (m)	673
30		Gas Natural SDG S.A. (m)	751
7		Grifols S.A. (m)	381
559		Iberdrola S.A. (m)	3,439
20		Inditex S.A. (m)	3,004
9		Red Electrica Corp. S.A. (m)	649
75		Repsol S.A. (m)	1,754
358		Telefonica S.A. (m)	5,508
12		Zardoya Otis S.A. (m)	195

			35,750

		Sweden — 1.6%
8		Atlas Copco AB, Class B (m)	210
7		Boliden AB (m)	101
6		Electrolux AB, Series B (m)	122
6		Hexagon AB, Class B (m)	181
10		Husqvarna AB, Class B (m)	56
3		Industrivarden AB, Class C (m)	61
5		Investment AB Kinnevik, Class B (m)	204
6		Lundin Petroleum AB (a) (m)	96
290		Nordea Bank AB (m)	3,866
29		Sandvik AB (m)	408
7		Scania AB, Class B (m)	136
9		Securitas AB, Class B (m)	88
42		Skandinaviska Enskilda Banken AB, Class A (m)	540
7		Skanska AB, Class B (m)	140
11		SKF AB, Class B (m)	292
16		Svenska Cellulosa AB SCA, Class B (m)	457
14		Svenska Handelsbanken AB, Class A (m)	665
79		Telefonaktiebolaget LM Ericsson, Class B (m)	969
54		TeliaSonera AB (m)	400
39		Volvo AB, Class B (m)	510

			9,502

		Switzerland — 2.9%
24		ABB Ltd. (a) (m)	589
1		Actelion Ltd. (a) (m)	104
—	(h)	Aryzta AG (a) (m)	11
—	(h)	Banque Cantonale Vaudoise (m)	24
—	(h)	Barry Callebaut AG (a) (m)	27
6		Cie Financiere Richemont S.A., Class A (m)	526
16		Credit Suisse Group AG (a) (m)	493
—	(h)	EMS-Chemie Holding AG (m)	39
—	(h)	Geberit AG (a) (m)	84
—	(h)	Givaudan S.A. (a) (m)	137
148		Glencore Xstrata plc (a) (m)	778
22		Holcim Ltd. (a) (m)	1,569
2		Julius Baer Group Ltd. (a) (m)	113
—	(h)	Kuehne & Nagel International AG (m)	57
—	(h)	Lindt & Spruengli AG (m)	53
40		Nestle S.A. (m)	2,916
38		Novartis AG (m)	2,969
—	(h)	Partners Group Holding AG (m)	42
8		Roche Holding AG (m)	2,223
—	(h)	SGS S.A. (m)	129
1		Sonova Holding AG (a) (m)	81
—	(h)	Sulzer AG (m)	30
1		Swatch Group AG (The) (m)	242
—	(h)	Swiss Life Holding AG (a) (m)	74
29		Swiss Re AG (a) (m)	2,489
—	(h)	Swisscom AG (m)	113
4		Transocean Ltd. (m)	167
46		UBS AG (a) (m)	912
4		Wolseley plc (m)	200

			17,191

		Taiwan — 0.6%
19		Asustek Computer, Inc. (m)	170
135		Cathay Financial Holding Co., Ltd. (m)	202

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Taiwan — Continued
215	China Steel Corp. (m)	185
22	Chunghwa Telecom Co., Ltd. (m)	66
196	CTBC Financial Holding Co., Ltd. (m)	129
143	Far Eastern New Century Corp. (m)	148
69	Formosa Plastics Corp. (m)	176
109	Hon Hai Precision Industry Co., Ltd. (m)	304
6	HTC Corp. (m)	27
21	MediaTek, Inc. (m)	281
66	Nan Ya Plastics Corp. (m)	143
89	Pegatron Corp. (m)	116
87	Quanta Computer, Inc. (m)	213
470	Taishin Financial Holding Co., Ltd. (m)	222
91	Taiwan Cement Corp. (m)	133
49	Taiwan Mobile Co., Ltd. (m)	144
153	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	528
195	United Microelectronics Corp. (m)	80

		3,267

	Thailand — 0.6%
36	Advanced Info Service PCL (m)	228
42	Bangkok Bank PCL (m)	217
158	Banpu PCL (m)	127
216	Charoen Pokphand Foods PCL (m)	187
97	Kasikornbank PCL (m)	497
308	Krung Thai Bank PCL (m)	156
96	PTT Exploration & Production PCL (m)	443
106	PTT Global Chemical PCL (m)	228
46	PTT PCL (m)	383
30	Siam Cement PCL (The) (m)	369
108	Siam Commercial Bank PCL (The) (m)	487
32	Thai Oil PCL (m)	50

		3,372

	Turkey — 0.4%
121	Akbank TAS (m)	310
17	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (m)	176
12	BIM Birlesik Magazalar A.S. (m)	200
129	Eregli Demir ve Celik Fabrikalari TAS (m)	156
47	Haci Omer Sabanci Holding A.S. (m)	157
35	KOC Holding A.S. (m)	119
10	Tupras Turkiye Petrol Rafinerileri A.S. (m)	171
75	Turkcell Iletisim Hizmetleri A.S. (a) (m)	370
160	Turkiye Garanti Bankasi A.S. (m)	422
31	Turkiye Halk Bankasi A.S. (m)	153
104	Turkiye Is Bankasi, Class C (m)	186
75	Yapi ve Kredi Bankasi A.S. (m)	106

		2,526

	United Kingdom — 8.2%
14	3i Group plc (m)	86
12	Aberdeen Asset Management plc (m)	75
22	Anglo American plc (m)	526
6	Antofagasta plc (m)	77
15	ARM Holdings plc (m)	230
57	Associated British Foods plc (m)	2,524
20	AstraZeneca plc (m)	1,259
208	Barclays plc (m)	927
54	BG Group plc (m)	909
34	BHP Billiton plc (m)	990
303	BP plc (m)	2,375
54	British American Tobacco plc (m)	2,600
126	BT Group plc (m)	796
6	Burberry Group plc (m)	149
83	Centrica plc (m)	425
139	CNH Industrial N.V. (a) (m)	1,462
14	Cobham plc (m)	69
2	Croda International plc (m)	76
87	Diageo plc (m)	2,578
113	Domino’s Pizza Group plc (m)	983
5	Evraz plc (a) (m)	7
79	GlaxoSmithKline plc (m)	2,035
3	Hargreaves Lansdown plc (m)	82
293	HSBC Holdings plc (m)	3,003
8	ICAP plc (m)	48
6	Inmarsat plc (m)	74
43	InterContinental Hotels Group plc (m)	1,376
8	Investec plc (m)	50
984	ITV plc (m)	3,174
17	J Sainsbury plc (m)	99
3	Johnson Matthey plc (m)	153
4	Kazakhmys plc (m)	11
33	Kingfisher plc (m)	198
755	Lloyds Banking Group plc (a) (m)	1,029
2	London Stock Exchange Group plc (m)	73
22	Marks & Spencer Group plc (m)	170
11	Meggitt plc (m)	94
14	Pearson plc (m)	257
4	Petrofac Ltd. (m)	67
86	Prudential plc (m)	1,733

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United Kingdom — Continued
1	Randgold Resources Ltd. (m)	82
11	Rexam plc (m)	86
21	Rio Tinto plc (m)	1,135
30	Rolls-Royce Holdings plc (a) (m)	590
29	Royal Bank of Scotland Group plc (a) (m)	161
47	SABMiller plc (m)	2,105
175	Salamander Energy plc (a) (m)	305
2	Schroders plc (m)	64
12	Smith & Nephew plc (m)	178
16	SSE plc (m)	350
34	Standard Chartered plc (m)	695
10	Subsea 7 S.A. (m)	172
99	Tate & Lyle plc (m)	1,227
120	Tesco plc (m)	630
13	Tullow Oil plc (m)	164
837	Vodafone Group plc (m)	3,103
98	WH Smith plc (m)	1,673
39	Whitbread plc (m)	2,390
144	WM Morrison Supermarkets plc (m)	566
22	WPP plc (m)	458

		48,983

	United States — 0.0% (g)
5	Sims Metal Management Ltd. (a) (m)	49

	Total Common Stocks (Cost $362,754)	568,128

Preferred Stocks — 1.9%
	Brazil — 0.4%
33	Banco Bradesco S.A. (Preference Shares) (m)	355
8	Cia Energetica de Minas Gerais (m)	47
79	Itau Unibanco Holding S.A. (m)	987
60	Petroleo Brasileiro S.A. (m)	363
41	Vale S.A. (m)	513

		2,265

	Chile — 0.0% (g)
7	Sociedad Quimica y Minera de Chile S.A., Class B (m)	164

	Germany — 1.4%
3	Bayerische Motoren Werke AG (m)	220
38	Henkel AG & Co. KGaA (m)	4,102
10	Porsche Automobil Holding SE (m)	991
2	RWE AG (m)	52
11	Volkswagen AG (m)	2,665

		8,030

	Italy — 0.1%
970	Telecom Italia S.p.A. (m)	817

	Total Preferred Stocks (Cost $6,541)	11,276

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Austria — 0.0%
13	Raiffeisen Bank International AG, expiring 02/07/14 (a)	—

	Spain — 0.0% (g)
54	Banco Popular Espanol S.A., expiring 02/14/14 (a)	3
14	ACS Actividades de Construccion y Servicios S.A., expiring 02/13/14 (a)	8

		11

	Total Rights (Cost $–)	11

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
12,153	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $12,153)	12,153

	Total Investments — 99.4% (Cost $381,448)	591,568
	Other Assets in Excess of Liabilities — 0.6%	3,351

	NET ASSETS — 100.0%	$594,919

Percentages indicated are based on net assets.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2014

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.1%
Pharmaceuticals	7.1
Oil, Gas & Consumable Fuels	6.9
Insurance	5.1
Automobiles	4.8
Diversified Telecommunication Services	4.1
Chemicals	3.6
Electric Utilities	3.1
Metals & Mining	2.8
Machinery	2.6
Beverages	2.4
Food Products	2.4
Wireless Telecommunication Services	2.2
Industrial Conglomerates	2.1
Food & Staples Retailing	1.9
Hotels, Restaurants & Leisure	1.8
Auto Components	1.8
Real Estate Management & Development	1.6
Capital Markets	1.4
Diversified Financial Services	1.4
Media	1.3
Construction Materials	1.3
Software	1.2
Specialty Retail	1.2
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.1
Aerospace & Defense	1.1
Textiles, Apparel & Luxury Goods	1.1
Trading Companies & Distributors	1.0
Household Products	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	12.3
Short-Term Investment	2.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
52	TOPIX Index	03/13/14	$6,184	$(219)
52	SPI 200 Index	03/20/14	5,851	95
34	Dow Jones Euro STOXX 50 Index	03/21/14	1,384	36
12	FTSE 100 Index	03/21/14	1,274	2

				$(86)

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SDR	—	Swedish Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $567,185,000 and 95.9%, respectively.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,025
Aggregate gross unrealized depreciation	(7,905)

Net unrealized appreciation/depreciation	$210,120

Federal income tax cost of investments	$381,448

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—		$26,276	$—	(a)	$26,276
Austria	1,613		6,827	—		8,440
Belgium	—		12,928	—		12,928
Bermuda	—		513	—		513
Brazil	1,056		—	—		1,056
Chile	2,534		—	—		2,534
China	—		4,287	—		4,287
Denmark	493		6,189	—		6,682
Finland	—		8,256	—		8,256
France	206		51,281	—		51,487
Germany	—		73,424	—		73,424
Greece	—		2,842	—		2,842
Hong Kong	—		6,565	—		6,565
Hungary	—		4,380	—		4,380
India	931		2,238	—		3,169
Ireland	1,479		2,615	—		4,094
Israel	826		3,135	—		3,961
Italy	—		43,894	—		43,894
Japan	—		120,466	—		120,466
Luxembourg	—		2,669	—		2,669
Mexico	4,068		—	—		4,068
Netherlands	—		21,121	—		21,121
New Zealand	641		2,157	—		2,798
Norway	—		7,811	—		7,811
Philippines	—		4,021	—		4,021
Portugal	—		6,689	—		6,689
Singapore	—		4,156	—		4,156
South Africa	—		4,204	—		4,204
South Korea	—		4,697	—		4,697
Spain	199		35,551	—		35,750
Sweden	—		9,502	—		9,502
Switzerland	53		17,138	—		17,191
Taiwan	—		3,267	—		3,267
Thailand	1,254		2,118	—		3,372
Turkey	—		2,526	—		2,526
United Kingdom	172		48,811	—		48,983
United States	—		49	—		49

Total Common Stocks	15,525		552,603	—	(a)	568,128

Preferred Stocks
Brazil	2,265		—	—		2,265
Chile	164		—	—		164
Germany	52		7,978	—		8,030
Italy	—		817	—		817

Total Preferred Stocks	2,481		8,795	—		11,276

Rights
Austria	—	(a)	—	—		—	(a)
Spain	—		11	—		11

Total Rights	—	(a)	11	—		11

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Short-Term Investment
Investment Company	$12,153	$—	$—		$12,153

Total Investments in Securities	$30,159	$561,409	$—	(a)	$591,568

Appreciation in Other Financial Instruments
Futures Contracts	$133	$—	$—		$133
Depreciation in Other Financial Instruments
Futures Contracts	$(219)	$—	$—		$(219)

(a) Value is zero.

There were no transfers among any levels during the period ended January 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          March 31, 2014

By:    /s/ Laura M. Del Prato

          Laura M. Del Prato

          Treasurer and Principal Financial Officer

          March 31, 2014